INVESTMENT IN ASSOCIATES AND JOINT VENTURES INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Geographic Information) (Details) - USD ($) $ in Millions	Jun. 30, 2018	Mar. 15, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Investments accounted for using equity method	$ 4,407		$ 5,572	$ 4,727
Brazilian toll roads
Disclosure of geographical areas [line items]
Investments accounted for using equity method	1,467		1,715
North American natural gas transmission operation
Disclosure of geographical areas [line items]
Investments accounted for using equity method	1,034		1,013
European Telecommunications Infrastructure Operations [Member]
Disclosure of geographical areas [line items]
Investments accounted for using equity method	638		614
Brazillian Rail Business [Member]
Disclosure of geographical areas [line items]
Investments accounted for using equity method	375		436
Australian Ports Operation [Member]
Disclosure of geographical areas [line items]
Investments accounted for using equity method	176		191
Chilean electricity transmission operation [Member]
Disclosure of geographical areas [line items]
Investments accounted for using equity method	0	$ 951	930
Aggregated Individually Immaterial Associates And Joint Ventures [Member]
Disclosure of geographical areas [line items]
Investments accounted for using equity method	$ 717		$ 673